Cash and Banks - Schedule of Cash and Banks (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 266,625	$ 387,445	$ 493,805
In pesos [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	252,445	381,692
In US Dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	13,103	4,596
In Reales [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	4	181
In Guaraníes [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks		69
In Euros [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,073	$ 907